UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan L. Roell, Principal Executive Officer

Series Portfolios Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Ave, 6th Fl

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1709

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2025

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

Palm Valley Capital Fund
Investor Class | PVCMX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Palm Valley Capital Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.palmvalleycapital.com/mutual-fund. You can also request this information by contacting us at 1-888-224-7256 (PALM).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$62	1.25%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$231,327,974
Number of Holdings	27
Portfolio Turnover	41%
Visit https://www.palmvalleycapital.com/mutual-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Industry	(% of net assets)
Temporary Help Services	3.5%
Animal Slaughtering and Processing	2.7%
Computer Systems Design and Related Services	2.7%
General Freight Trucking, Long-Distance	2.0%
Crude Petroleum Extraction	1.2%
Natural Gas Distribution	1.1%
Lessors of Other Real Estate Property	1.0%
Janitorial Services	1.0%
Marketing Research and Public Opinion Polling	0.9%
Cash & Other	83.9%

Top 10 Issuers	(% of net assets)
United States Treasury Bills	64.0%
First American Treasury Obligations Fund	9.6%
Sprott Physical Silver Trust	2.9%
Amdocs Ltd.	2.7%
Heartland Express, Inc.	2.0%
Sprott Physical Gold Trust	1.7%
Kelly Services, Inc.	1.6%
WH Group Ltd.	1.5%
Chord Energy Corp.	1.2%
Seaboard Corp.	1.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.palmvalleycapital.com/mutual-fund.
Palm Valley Capital Fund	PAGE 1	TSR-SAR-81752T684

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Palm Valley Capital Management documents not be householded, please contact Palm Valley Capital Management at 1-888-224-7256 (PALM), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Palm Valley Capital Management or your financial intermediary.
Palm Valley Capital Fund	PAGE 2	TSR-SAR-81752T684

Palm Valley Capital Fund
Institutional Class | PVCIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Palm Valley Capital Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.palmvalleycapital.com/mutual-fund. You can also request this information by contacting us at 1-888-224-7256 (PALM).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$50	1.00%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$231,327,974
Number of Holdings	27
Portfolio Turnover	41%
Visit https://www.palmvalleycapital.com/mutual-fund for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Industry	(% of net assets)
Temporary Help Services	3.5%
Animal Slaughtering and Processing	2.7%
Computer Systems Design and Related Services	2.7%
General Freight Trucking, Long-Distance	2.0%
Crude Petroleum Extraction	1.2%
Natural Gas Distribution	1.1%
Lessors of Other Real Estate Property	1.0%
Janitorial Services	1.0%
Marketing Research and Public Opinion Polling	0.9%
Cash & Other	83.9%

Top 10 Issuers	(% of net assets)
United States Treasury Bills	64.0%
First American Treasury Obligations Fund	9.6%
Sprott Physical Silver Trust	2.9%
Amdocs Ltd.	2.7%
Heartland Express, Inc.	2.0%
Sprott Physical Gold Trust	1.7%
Kelly Services, Inc.	1.6%
WH Group Ltd.	1.5%
Chord Energy Corp.	1.2%
Seaboard Corp.	1.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.palmvalleycapital.com/mutual-fund.
Palm Valley Capital Fund	PAGE 1	TSR-SAR-81752T452

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Palm Valley Capital Management documents not be householded, please contact Palm Valley Capital Management at 1-888-224-7256 (PALM), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Palm Valley Capital Management or your financial intermediary.
Palm Valley Capital Fund	PAGE 2	TSR-SAR-81752T452

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for Semi-Annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

PALM VALLEY CAPITAL FUND
INVESTOR CLASS – PVCMX
INSTITUTIONAL CLASS – PVCIX
Semi-Annual Financial Statements and Additional Information
June 30, 2025

PALM VALLEY CAPITAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 20.9%
Animal Slaughtering and Processing - 2.7%
Seaboard Corp.	958	$2,741,030
WH Group Ltd. - ADR	187,673	3,616,459
		6,357,489
Automotive Mechanical and Electrical Repair and Maintenance - 0.8%
Monro, Inc.	125,618	1,872,964
Bread and Bakery Product Manufacturing - 0.9%
Flowers Foods, Inc.	126,324	2,018,658
Clothing and Clothing Accessories Retailers - 0.9%
Carter’s, Inc.	69,492	2,093,794
Computer Systems Design and Related Services - 2.7%
Amdocs Ltd.	68,532	6,252,860
Crude Petroleum Extraction - 1.2%
Chord Energy Corp.	28,543	2,764,390
Fruit and Vegetable Canning, Pickling, and Drying - 0.8%
Lassonde Industries, Inc. - Class A	11,783	1,804,982
General Freight Trucking, Long-Distance - 2.0%
Heartland Express, Inc.	524,078	4,528,034
Household and Institutional Furniture Manufacturing - 0.4%
Hooker Furnishings Corp.	77,292	817,749
Janitorial Services - 1.0%
Healthcare Services Group, Inc.(a)	157,741	2,370,847
Management Consulting Services - 0.9%
Resources Connection, Inc.	371,745	1,996,271
Marketing Research and Public Opinion Polling - 0.9%
Forrester Research, Inc.(a)	214,032	2,118,917
Natural Gas Distribution - 1.1%
Northwest Natural Holding Co.	65,674	2,608,571
Plastics Packaging Materials and Unlaminated Film and Sheet Manufacturing - 0.7%
Reynolds Consumer Products, Inc.	73,485	1,574,049
Support Activities for Mining - 0.4%
RPC, Inc.	213,522	1,009,959

The accompanying notes are an integral part of these financial statements.

1

PALM VALLEY CAPITAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Temporary Help Services - 3.5%
Kelly Services, Inc. - Class A	311,957	$3,653,016
ManpowerGroup, Inc.	63,976	2,584,630
TrueBlue, Inc.(a)	274,932	1,781,559
		8,019,205
TOTAL COMMON STOCKS (Cost $50,106,587)		48,208,739
EXCHANGE TRADED FUNDS - 4.6%
Sprott Physical Gold Trust(a)	155,197	3,934,244
Sprott Physical Silver Trust(a)	556,096	6,806,615
TOTAL EXCHANGE TRADED FUNDS (Cost $6,559,951)		10,740,859
REAL ESTATE INVESTMENT TRUSTS - 1.0%
Lessors of Other Real Estate Property - 1.0%
Farmland Partners, Inc.	207,550	2,388,900
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,159,770)		2,388,900
SHORT-TERM INVESTMENTS - 73.6%
Money Market Funds - 9.6%
First American Treasury Obligations Fund - Class X, 4.24%(b)	22,130,953	22,130,953
	Par
U.S. Treasury Bills - 64.0%
4.27%, 07/17/2025(c)	$47,179,000	47,092,296
4.33%, 08/21/2025(c)	33,400,000	33,196,144
4.17%, 10/16/2025(c)	44,770,000	44,212,851
4.25%, 12/04/2025(c)	24,100,000	23,671,562
		148,172,853
TOTAL SHORT-TERM INVESTMENTS (Cost $170,326,032)		170,303,806
TOTAL INVESTMENTS - 100.1% (Cost $229,152,340)		$231,642,304
Liabilities in Excess of Other Assets - (0.1)%		(314,330)
TOTAL NET ASSETS - 100.0%		$231,327,974
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(c)	The rate shown is the yield to maturity as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

2

PALM VALLEY CAPITAL FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

ASSETS:
Investments, at value	$231,642,304
Receivable for Fund shares sold	131,454
Dividends and interest receivable	180,641
Prepaid expenses	35,986
Total assets	231,990,385
LIABILITIES:
Payable for Fund shares redeemed	398,484
Payable to Adviser	136,006
Payable for fund administration and accounting fees	25,349
Payable for distribution fees	24,598
Payable for transfer agent fees and expenses	21,840
Payable for sub-transfer agent fees and expenses	21,380
Payable for custodian fees	10,042
Payable for audit fees	9,593
Payable for compliance fees	2,962
Accrued expenses and other liabilities	12,157
Total liabilities	662,411
NET ASSETS	$ 231,327,974
NET ASSETS CONSISTS OF:
Paid-in capital	$223,956,885
Total distributable earnings	7,371,089
Total net assets	$ 231,327,974
Institutional Class Shares
Net assets	$106,537,058
Shares issued and outstanding(a)	8,625,908
Net asset value, offering, and redemption price per share	$12.35
Investor Class Shares
Net assets	$124,790,916
Shares issued and outstanding(a)	10,096,718
Net asset value, offering, and redemption price per share	$12.36
Cost:
Investments, at cost	$229,152,340

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

3

PALM VALLEY CAPITAL FUND
STATEMENT OF OPERATIONS
For the Period Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME:
Interest income	$3,492,248
Dividend income (net of foreign taxes of $4,213)	1,557,190
Total investment income	5,049,438
EXPENSES:
Investment advisory fee (See Note 3)	1,124,627
Distribution fees (See Note 5)	190,684
Sub-transfer agent fees	152,173
Fund administration and accounting fees (See Note 3)	132,038
Transfer agent fees (See Note 3)	57,926
Federal and state registration fees	32,493
Custodian fees (See Note 3)	18,168
Legal fees	12,410
Trustees’ fees (See Note 3)	11,791
Audit fees	9,593
Compliance fees (See Note 3)	9,050
Insurance	8,921
Reports to shareholders	5,988
Other expenses and fees	3,330
Total expenses before waiver	1,769,192
Less: Expense waiver by Advisor (See Note 3)	(328,922)
Net expenses	1,440,270
NET INVESTMENT INCOME	3,609,168
REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	1,355,702
Foreign currency transactions	(2,681)
Net realized gain	1,353,021
Net change in unrealized appreciation (depreciation) on:
Investments	(1,198,097)
Net change in unrealized appreciation (depreciation)	(1,198,097)
Net realized and change in unrealized gain on investments	154,924
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,764,092

The accompanying notes are an integral part of these financial statements.

4

PALM VALLEY CAPITAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income	$3,609,168	$9,265,660
Net realized gain on investments and foreign currency transactions	1,353,021	5,605,933
Net change in unrealized appreciation (depreciation) on investments	(1,198,097)	(3,383,501)
Net increase in net assets resulting from operations	3,764,092	11,488,092
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings - Institutional Class (See Note 4)	—	(6,467,409)
From distributable earnings - Investor Class (See Note 4)	—	(10,668,654)
Total distributions to shareholders	—	(17,136,063)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	21,865,776	111,327,550
Shares issued in reinvestment of dividends - Institutional Class	—	6,448,934
Shares redeemed - Institutional Class	(11,296,634)	(27,864,566)
Shares sold - Investor Class	16,427,840	61,637,995
Shares issued in reinvestment of dividends - Investor Class	—	10,475,409
Shares redeemed - Investor Class	(53,280,054)	(148,803,310)
Net increase (decrease) in net assets from capital transactions(a)	(26,283,072)	13,222,012
Net increase (decrease) in net assets	(22,518,980)	7,574,041
NET ASSETS:
Beginning of the period	253,846,954	246,272,913
End of the period	$ 231,327,974	$253,846,954
(a)A summary of capital share transactions is as follows:
SHARES TRANSACTIONS:
Shares sold - Institutional Class	1,797,437	8,741,391
Shares issued in reinvestment of dividends - Institutional Class	—	530,776
Shares redeemed - Institutional Class	(926,238)	(2,147,771)
Shares sold - Investor Class	1,346,900	4,876,861
Shares issued in reinvestment of dividends - Investor Class	—	860,050
Shares redeemed - Investor Class	(4,335,730)	(11,700,927)
Total increase (decrease) in shares outstanding	(2,117,631)	1,160,380

The accompanying notes are an integral part of these financial statements.

5

PALM VALLEY CAPITAL FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS
For a Fund Share outstanding throughout each period.

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Period Ended December 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$12.17	$12.49	$12.68
INVESTMENT OPERATIONS:
Net investment income(b)	0.18	0.47	0.09
Net realized and unrealized gain on investments	—	0.09	0.36
Total from investment operations	0.18	0.56	0.45
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.50)	(0.39)
Net realized gains	—	(0.38)	(0.25)
Total distributions	—	(0.88)	(0.64)
Net asset value, end of period	$12.35	$12.17	$12.49
Total return(c)	1.48%	4.56%	3.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$106,537	$94,340	$7,874
Ratio of expenses to average net assets:
Before expense waiver(d)	1.26%	1.28%	1.37%
After expense waiver(d)	1.00%	1.00%	1.02%
Ratio of net investment income to average net assets(d)	3.05%	3.68%	3.88%
Portfolio turnover rate(c)(e)	41%	64%	55%

(a)	Commencement date of the Institutional Class was October 30, 2023.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
The portfolio turnover disclosed is for the Fund as a whole. The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

6

PALM VALLEY CAPITAL FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS
For a Fund Share outstanding throughout each period.

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$12.19	$12.51	$11.98	$11.88	$11.68	$10.07
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.17	0.42	0.39	0.06	(0.11)	(0.06)
Net realized and unrealized gain on investments	—	0.10	0.74	0.31	0.54	1.99
Total from investment operations	0.17	0.52	1.13	0.37	0.43	1.93
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.46)	(0.35)	(0.05)	—	—
Net realized gains	—	(0.38)	(0.25)	(0.22)	(0.23)	(0.32)
Total distributions	—	(0.84)	(0.60)	(0.27)	(0.23)	(0.32)
Redemption fees	—	—	—	0.00(b)	0.00(b)	0.00(b)
Net asset value, end of period	$12.36	$12.19	$12.51	$11.98	$11.88	$11.68
Total return(c)	1.39%	4.22%	9.47%	3.16%	3.72%	19.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$124,791	$159,507	$238,399	$185,978	$79,520	$24,603
Ratio of expenses to average net assets:
Before expense waiver(d)	1.51%	1.50%	1.46%	1.50%	1.78%	3.38%
After expense waiver(d)	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets(d)	2.79%	3.35%	3.14%	0.51%	(0.89)%	(0.51)%
Portfolio turnover rate(c)(e)	41%	64%	55%	72%	82%	196%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount represents less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
The portfolio turnover disclosed is for the Fund as a whole. The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

7

PALM VALLEY CAPITAL FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)
1. ORGANIZATION
Series Portfolios Trust (the “Trust”) is a Delaware statutory trust organized on July 27, 2015, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Palm Valley Capital Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The Fund’s investment adviser, Palm Valley Capital Management LLC (the “Adviser”), is responsible for investment advisory services, day-to-day management of the Fund’s assets, as well as compliance, sales, marketing, and operation services to the Fund. The Fund invests primarily in a portfolio of U.S. common stocks of small-cap companies that offer attractive risk-adjusted returns. The Fund considers small-cap companies to be those that, at the time of investment, have a market capitalization of less than $10 billion. Under normal circumstances, the Fund will hold common stocks of fewer than 40 different companies.
The Fund commenced operations on May 1, 2019. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946, Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.
The Fund offers an Investor Class and Institutional Class. The Institutional Class commenced operations on October 30, 2023. Investor and Institutional Class shares have no front end sales loads or deferred sales charges. Investor Class shares are subject to a distribution fee of up to 0.25% of average daily net assets.
The Fund may issue an unlimited number of shares of beneficial interest, with no par value.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A.
Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.
In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

8

PALM VALLEY CAPITAL FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers, or independent pricing services are unreliable.
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the year and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments at Fair Value:
Common Stocks	$48,208,739	$—	$—	$48,208,739
Exchange Traded Funds	10,740,859	—	—	10,740,859
Real Estate Investment Trusts	2,388,900	—	—	2,388,900
Money Market Funds	22,130,953	—	—	22,130,953
U.S. Treasury Bills	—	148,172,853	—	148,172,853
Total Investments	$83,469,451	$148,172,853	$—	$231,642,304

During the period ended June 30, 2025, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3. Refer to the Fund’s Schedule of Investments for further information on the classification of investments.

9

PALM VALLEY CAPITAL FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
B.
Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards, and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.
C.
Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as a payable to custodian.

D.
Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

E.
Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts using the effective interest method.

F.
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed up to 0.25% of average daily net assets of Investor Class shares (See Note 5).

G.
Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

10

PALM VALLEY CAPITAL FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
H.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

I.
Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Fund qualifies for an exemption from the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

3. RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.90% of the Fund’s average daily net assets.
The Adviser has contractually agreed to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding Rule 12b-1 fees – Investor Class (see Note 5), shareholder servicing fees, acquired fund fees and expenses, redemption fees, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark- downs), other transactional expenses, annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.00% of the Fund’s average daily net asset value. The Adviser may request recoupment of previously waived fees and reimbursed Fund expenses from the Fund for three years from the date they were waived or reimbursed, provided that, after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within one year after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Board or the Adviser. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
January 2028 – June 2028	$328,922
January 2027 – December 2027	691,575
January 2026 – December 2026	459,414
July 2025 – December 2025	257,666

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended June 30, 2025, are disclosed in the Statement of Operations.
Quasar Distributors, LLC, is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.
4.	TAX FOOTNOTE
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no

11

PALM VALLEY CAPITAL FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended June 30, 2025, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is not subject to examination by taxing authorities for the tax years prior to December 31, 2021.
As of December 31, 2024, for the Fund’s most recently completed fiscal year end, the components of distributable earnings on a tax basis were:

Tax cost of investments*	$250,826,629
Gross unrealized appreciation	6,613,120
Gross unrealized depreciation	(3,187,752)
Net unrealized appreciation	3,425,368
Undistributed ordinary income	—
Undistributed long-term capital gains	181,629
Other accumulated gains/(losses)	—
Total distributable earnings	$3,606,997

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales.
As of December 31, 2024, the Fund’s most recently completed fiscal year end, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable period subsequent to October 31.
Distributions to Shareholders – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.
There were no distributions made by the Fund for the period ended June 30, 2025.
The tax character of distributions paid for the year ended December 31, 2024, were as follows:

	Ordinary Income*	Long-Term Capital Gain	Total
2024	$10,199,685	$6,936,378	$17,136,063

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
5. DISTRIBUTION FEES
The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for the Investor Class. The Plan permits the Fund to pay for distribution and related expenses at an annual rate up to 0.25% average daily net assets of the Investor Class. Amounts paid under the Plan are paid to the Distributor to compensate it for costs of the services it provides to Investor Class shares of the Fund and the expenses it bears in the distribution of the Fund’s Investor Class shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s Investor class shares to prospective investors; and preparation, printing, payments to intermediaries and distribution of sales literature and advertising materials.

12

PALM VALLEY CAPITAL FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by the Board no less frequently than annually. For the period ended June 30, 2025, the Investor Class incurred expenses of $190,684 pursuant to the Plan.
Distribution fees are not subject to the Operating Expense Limitation Agreement (see Note 3) to reduce management fees and/or absorb Fund expenses by the Adviser. Distribution fees will increase the expenses beyond the Operating Expense Limitation Agreement rate of 1.00% for the Investor Class shares.
6. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended June 30, 2025, were as follows:

	Purchases	Sales
U.S. Government Securities	$—	$—
Other Securities	$28,652,356	$24,510,218

7. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2025, Charles Schwab, for the benefit of its customers, owned 50.66% of the outstanding shares of the Fund. Additionally, as of June 30, 2025, affiliates of the Advisor held 3.09% of the outstanding shares of the Fund.
8. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
9. SUBSEQUENT EVENTS
Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that no items require recognition or disclosure.

13

PALM VALLEY CAPITAL FUND
Additional Information
June 30, 2025 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at https://www.sec.gov/. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-888-224-7256 (PALM).
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-888-224-7256 (PALM). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent year ended June 30, is available (1) without charge, upon request, by calling 1-888-224- 7256 (PALM), or (2) on the SEC’s website at https://www.sec.gov/.
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See Statement of Operations in this report.
Statement Regarding Basis for Approval of Investment Advisory Contract.
Not Applicable.

14

INVESTMENT ADVISER
Palm Valley Capital Management LLC
422 Jacksonville Drive
Jacksonville Beach, FL 32250
DISTRIBUTOR
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Thompson Hine, LLP
41 South High Street, Fl 17
Columbus, OH 43215

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Statement of Operations under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for Semi-Annual Reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Series Portfolios Trust

By (Signature and Title)	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	9/3/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	9/3/2025

By (Signature and Title)	/s/ Douglas Schafer
Douglas Schafer, Principal Financial Officer

Date	9/3/2025